U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2
                        Read instructions at end of Form
                             before preparing Form.
                              Please print or type.

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  1.   Name and address of issuer:
       Variable Life Account B of
       Aetna Life Insurance and Annuity Company
       151 Farmington Avenue, Hartford, CT 06156
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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                                           [ ]

       Interests in Variable Life Account B are sold under the contracts as described in the following registration statements: 33-76004, 33-76018, 33-75248, 33-64277 333-15817, 333-27337
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 3.    Investment Company Act File Number:
       811-4536
       Securities Act File Number:
       33-76004, 33-76018, 33-75248, 33-64277, 333-15817, 333-27337
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 4(a). Last day of fiscal year for which this notice is filed:
       December 31, 1997
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 4(b). Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
       [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c). Check box if this is the last time the issuer will be filing this form.
       [ ]
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 5.    Calculation of registration fee:

         (i)    Aggregate sales price of securities              $135,098,143.00
                sold during the fiscal year pursuant
                to section 24(f):

         (ii)   Aggregate price of securities
                redeemed or repurchased during the    $48,483,176.00
                fiscal year.

         (iii)  Aggregate price of securities
                redeemed or repurchased during any
                prior fiscal year ending no earlier
                than October 11, 1995 that were not
                previously used to reduce
                registration fees payable to the
                Commission:                           $         0.00

         (iv)   Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                    -$48,483,176.00

         (v)    Net sales - if Item 5(i) is greater
                than Item 5 (iv) [subtract Item                   $86,614,967.00
                5(iv) from Item 5(i)].
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

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         (vi)   Redemption credits available for
                use in future years                   $(____________)
                - if Item 5(i) is less than Item
                5(iv) [subtract Item 5(iv) from
                Item 5(i)]:

         (vii)  Multiplier for determining
                registration fee (See Instruction
                C.9):                                                   x.000295

         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)]
                (enter"0" if no fee is due):                         =$25,551.42
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 6.    Prepaid Shares
       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       ______________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
       __________
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 7.    Interest due - if this Form is being filed more than 90 days after the
       end of the issuer's fiscal year (see Instruction D);          +$_________
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 8.    Total of the amount of the registration fee due plus any interest due
       (line 5(viii) plus line 7))                                   -$25,551.42
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 9.    Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository: March 9, 1998
            Method of Delivery:
                 [X] Wire Transfer
                 [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (signature and title) /s/ Deborah Koltenuk
                         --------------------------------------------
                             Deborah Koltenuk, Vice President and Treasurer,
                         ---------------------------------------------------
                             Corporate Controller
                         ------------------------

  (Please print the name and title of the signing officer below the signature)

Date 3/9/98
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